Intangible assets - Other intangible assets (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Intangible assets
Intangible assets and goodwill	£ 837,564,000	£ 812,382,000	£ 743,278,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,392,130,000	1,368,446,000	1,219,467,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(554,566,000)	(556,064,000)	(476,189,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	7,532,000	6,044,000	5,614,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	26,781,000	22,164,000	18,817,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000	2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(19,249,000)	(16,120,000)	(13,203,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	(2,103,000)	(2,103,000)
Registrations
Intangible assets
Intangible assets and goodwill	£ 408,579,000	£ 384,885,000	316,211,000
Useful life of assets beyond one year after current year	3 years	4 years
Registrations | Within 1 year
Intangible assets
Intangible assets and goodwill	£ 166,800,000	£ 157,900,000
Registrations | Cost / gross value
Intangible assets
Intangible assets and goodwill	943,896,000	924,829,000	779,197,000
Registrations | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	£ (535,317,000)	£ (539,944,000)	£ (462,986,000)